Income Taxes (Difference between Effective and Statutory Tax Rates) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Statutory tax rate	40.65%	40.65%	40.64%
Tax credit	(1.61%)	(1.80%)	(0.81%)
Net change in valuation allowance	0.59%	0.98%	0.71%
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries		(0.39%)	(7.85%)
Other	0.82%	0.47%	0.80%
Effective tax rate	40.45%	39.91%	33.49%